Stock-Based Compensation (Schedule of Stock Option by Exercise Price Range) (Details) (USD $)	12 Months Ended
Jan. 31, 2012 Y
CTI [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	2,705,842
Options Exercisable, Shares Exercisable	2,573,508
CTI [Member] | $00.01 - $05.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 0.01
Range of Exercise Prices, Upper (per share)	$ 5.60
Options Outstanding, Shares Outstanding	164,163
Options Outstanding, Weighted Average Remaining Contractual Life (years)	1.88
Options Outstanding, Weighted Average Exercise Price (per share)	$ 5.60
Options Exercisable, Shares Exercisable	164,163
Options Exercisable, Weighted Average Exercise Price (per share)	$ 5.60
Options Exercisable, Weighted Average Remaining Contractual Life (years)	1.88
CTI [Member] | $05.61 - $10.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 5.61
Range of Exercise Prices, Upper (per share)	$ 10.52
Options Outstanding, Shares Outstanding	530,491
Options Outstanding, Weighted Average Remaining Contractual Life (years)	5.74
Options Outstanding, Weighted Average Exercise Price (per share)	$ 7.30
Options Exercisable, Shares Exercisable	398,157
Options Exercisable, Weighted Average Exercise Price (per share)	$ 7.39
Options Exercisable, Weighted Average Remaining Contractual Life (years)	5.21
CTI [Member] | $10.53 - $20.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 10.53
Range of Exercise Prices, Upper (per share)	$ 20.62
Options Outstanding, Shares Outstanding	526,614
Options Outstanding, Weighted Average Remaining Contractual Life (years)	1.92
Options Outstanding, Weighted Average Exercise Price (per share)	$ 16.70
Options Exercisable, Shares Exercisable	526,614
Options Exercisable, Weighted Average Exercise Price (per share)	$ 16.70
Options Exercisable, Weighted Average Remaining Contractual Life (years)	1.92
CTI [Member] | $20.63 - $23.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 20.63
Range of Exercise Prices, Upper (per share)	$ 23.69
Options Outstanding, Shares Outstanding	674,239
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2.86
Options Outstanding, Weighted Average Exercise Price (per share)	$ 22.40
Options Exercisable, Shares Exercisable	674,239
Options Exercisable, Weighted Average Exercise Price (per share)	$ 22.40
Options Exercisable, Weighted Average Remaining Contractual Life (years)	2.86
CTI [Member] | $23.70 - $46.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 23.70
Range of Exercise Prices, Upper (per share)	$ 46.50
Options Outstanding, Shares Outstanding	810,335
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3.69
Options Outstanding, Weighted Average Exercise Price (per share)	$ 24.08
Options Exercisable, Shares Exercisable	810,335
Options Exercisable, Weighted Average Exercise Price (per share)	$ 24.08
Options Exercisable, Weighted Average Remaining Contractual Life (years)	3.69
Verint [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares Outstanding	1,114,343
Options Exercisable, Shares Exercisable	1,082,660
Verint [Member] | $4.93 - $17.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 4.93
Range of Exercise Prices, Upper (per share)	$ 17.00
Options Outstanding, Shares Outstanding	141,302
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2.85
Options Outstanding, Weighted Average Exercise Price (per share)	$ 13.87
Options Exercisable, Shares Exercisable	110,871
Options Exercisable, Weighted Average Exercise Price (per share)	$ 15.28
Options Exercisable, Weighted Average Remaining Contractual Life (years)	1.15
Verint [Member] | $17.98 - $23.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 17.98
Range of Exercise Prices, Upper (per share)	$ 23.00
Options Outstanding, Shares Outstanding	138,242
Options Outstanding, Weighted Average Remaining Contractual Life (years)	1.85
Options Outstanding, Weighted Average Exercise Price (per share)	$ 22.62
Options Exercisable, Shares Exercisable	136,990
Options Exercisable, Weighted Average Exercise Price (per share)	$ 22.65
Options Exercisable, Weighted Average Remaining Contractual Life (years)	1.81
Verint [Member] | $28.41 - $28.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 28.41
Range of Exercise Prices, Upper (per share)	$ 28.41
Options Outstanding, Shares Outstanding	42,360
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2.22
Options Outstanding, Weighted Average Exercise Price (per share)	$ 28.41
Options Exercisable, Shares Exercisable	42,360
Options Exercisable, Weighted Average Exercise Price (per share)	$ 28.41
Options Exercisable, Weighted Average Remaining Contractual Life (years)	2.22
Verint [Member] | $28.60 - $28.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 28.60
Range of Exercise Prices, Upper (per share)	$ 28.60
Options Outstanding, Shares Outstanding	8,061
Options Outstanding, Weighted Average Remaining Contractual Life (years)	0.08
Options Outstanding, Weighted Average Exercise Price (per share)	$ 28.60
Options Exercisable, Shares Exercisable	8,061
Options Exercisable, Weighted Average Exercise Price (per share)	$ 28.60
Options Exercisable, Weighted Average Remaining Contractual Life (years)	0.08
Verint [Member] | $29.27 - $29.27 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 29.27
Range of Exercise Prices, Upper (per share)	$ 29.27
Options Outstanding, Shares Outstanding	7,500
Options Outstanding, Weighted Average Remaining Contractual Life (years)	0.23
Options Outstanding, Weighted Average Exercise Price (per share)	$ 29.27
Options Exercisable, Shares Exercisable	7,500
Options Exercisable, Weighted Average Exercise Price (per share)	$ 29.27
Options Exercisable, Weighted Average Remaining Contractual Life (years)	0.23
Verint [Member] | $31.78 - $31.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 31.78
Range of Exercise Prices, Upper (per share)	$ 31.78
Options Outstanding, Shares Outstanding	18,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2.43
Options Outstanding, Weighted Average Exercise Price (per share)	$ 31.78
Options Exercisable, Shares Exercisable	18,000
Options Exercisable, Weighted Average Exercise Price (per share)	$ 31.78
Options Exercisable, Weighted Average Remaining Contractual Life (years)	3.43
Verint [Member] | $32.16 - $32.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 32.16
Range of Exercise Prices, Upper (per share)	$ 32.16
Options Outstanding, Shares Outstanding	15,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3.27
Options Outstanding, Weighted Average Exercise Price (per share)	$ 32.16
Options Exercisable, Shares Exercisable	15,000
Options Exercisable, Weighted Average Exercise Price (per share)	$ 32.16
Options Exercisable, Weighted Average Remaining Contractual Life (years)	2.69
Verint [Member] | $34.40 - $34.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 34.40
Range of Exercise Prices, Upper (per share)	$ 34.40
Options Outstanding, Shares Outstanding	137,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3.95
Options Outstanding, Weighted Average Exercise Price (per share)	$ 34.40
Options Exercisable, Shares Exercisable	137,000
Options Exercisable, Weighted Average Exercise Price (per share)	$ 34.40
Options Exercisable, Weighted Average Remaining Contractual Life (years)	4.95
Verint [Member] | $35.11 - $35.11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 35.11
Range of Exercise Prices, Upper (per share)	$ 35.11
Options Outstanding, Shares Outstanding	582,878
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2.82
Options Outstanding, Weighted Average Exercise Price (per share)	$ 35.11
Options Exercisable, Shares Exercisable	582,878
Options Exercisable, Weighted Average Exercise Price (per share)	$ 35.11
Options Exercisable, Weighted Average Remaining Contractual Life (years)	2.82
Verint [Member] | $37.99 - $37.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower (per share)	$ 37.99
Range of Exercise Prices, Upper (per share)	$ 37.99
Options Outstanding, Shares Outstanding	24,000
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3.64
Options Outstanding, Weighted Average Exercise Price (per share)	$ 37.99
Options Exercisable, Shares Exercisable	24,000
Options Exercisable, Weighted Average Exercise Price (per share)	$ 37.99
Options Exercisable, Weighted Average Remaining Contractual Life (years)	3.64